SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment information
Summarized information by segments for the years ended December 31, 2016, 2017 and 2018 is as follows:

	For the year ended December 31, 2018
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	138,070	52,828	190,898	27,765
Cost of sales	(79,266)	(91,870)	(171,136)	(24,891)
Gross profit (loss)	58,804	(39,042)	19,762	2,874

	For the year ended December 31, 2017
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	299,321	31,656	330,977
Cost of sales	(166,407)	(66,572)	(232,979)
Gross profit (loss)	132,914	(34,916)	97,998

	For the year ended December 31, 2016
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	443,601	11,441	455,042
Cost of sales	(247,510)	(39,033)	(286,543)
Gross profit (loss)	196,091	(27,592)	168,499

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
Segment assets
Network	2,113,756	2,103,569	305,948
Hospital	1,351,634	2,481,825	360,967
Total segment assets	3,465,390	4,585,394	666,915

Schdeule of net revenue by country based upon the sales location that predominately represents the customer location
Net revenue by country is based upon the sales location that predominately represents the customer location.

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$

Revenues from PRC	443,601	302,304	149,548	21,751
Revenues from Singapore	11,441	28,673	41,350	6,014
Total revenues	455,042	330,977	190,898	27,765

Schdeule of total long-lived assets excluding financial instruments, intangible assets and deferred tax assets by country
Total long-lived assets excluding financial instruments and deferred tax assets by country were as follows:

	As at December 31,
	2017	2018	2018
	RMB	RMB	US$
PRC	789,320	2,036,133	296,143
Singapore	279,615	281,495	40,942
Total long-lived assets	1,068,935	2,317,628	337,085